Income Taxes - Schedule of Reconciliation of Expected Statutory Federal Income Tax Provision to Actual Income Tax Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax computed at federal statutory rate	$ (11,510)	$ (6,831)	$ (5,396)
State income tax, net of federal benefit	(1,517)	(987)	(907)
Non-deductible interest	20	20	36
Other permanent items	1,676	756	214
Research credits	(557)	(728)	(93)
Remove (restore) DTA for NOL and Credits - IRC 382		(12,666)	2,135
State Taxes	0	0	0
Uncertain tax position	(1,125)	859
Valuation allowance	13,013	19,577	4,011
Provision (benefit) for income taxes	$ 0	$ 0	$ 0